Schedule of Investments
(unaudited)
March 31, 2025
BlackRock 60/40 Target Allocation ETF V.I. Fund
2
(Percentages shown are based on Net Assets)
Security Shares Value
Investment Companies
(a)
Equity Funds — 61.5%
iShares Core MSCI Emerging Markets ETF
(b)
. 287,300 $ 15,505,581
iShares Core S&P 500 ETF ............. 150,565 84,602,473
iShares MSCI EAFE Growth ETF
(b)
........ 215,236 21,523,600
iShares MSCI EAFE Value ETF
(b)
......... 554,464 32,680,108
iShares MSCI Emerging Markets ex China ETF 284,833 15,691,450
iShares MSCI USA Momentum Factor ETF
(b)
. 131,268 26,533,201
iShares MSCI USA Quality Factor ETF
(b)
.... 435,492 74,421,228
iShares S&P 100 ETF
(b)
............... 43,151 11,686,585
iShares S&P 500 Growth ETF
(b)
.......... 505,839 46,957,034
iShares S&P 500 Value ETF
(b)
........... 192,886 36,760,214
iShares U.S. Technology ETF ........... 103,102 14,479,645
380,841,119
Fixed-Income Funds — 38.1%
(b)
iShares 10-20 Year Treasury Bond ETF ..... 184,604 19,152,665
iShares Core Total USD Bond Market ETF ... 3,804,469 175,309,932
iShares J.P. Morgan USD Emerging Markets
Bond ETF ....................... 103,893 9,411,667
iShares MBS ETF ................... 344,697 32,325,685
236,199,949
Total Long-Term Investments — 99.6%
(Cost: $ 594,874,447 ) ................................ 617,041,068
Security Shares Value
Short-Term Securities
Money Market Funds — 30 .2%
(a) (c)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.50%
(d)
................... 185,612,441 $ 185,705,246
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 4.22% ..................... 1,446,963 1,446,963
Total Short-Term Securities — 30 .2%
(Cost: $ 187,152,810 ) .............................. 187,152,209
Total Investments — 129 .8%
(Cost: $ 782,027,257 ) .............................. 804,193,277
Liabilities in Excess of Other Assets — (29.8) % ............ (184,405,391)
Net Assets — 100.0% ............................... $ 619,787,886
(a)
Affiliate of the Fund.
(b)
All or a portion of this security is on loan.
(c)
Annualized 7-day yield as of period end.
(d)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock 60/40 Target Allocation ETF V.I. Fund
3
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
12/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/25
Shares
Held at
03/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 256,259,653 $ — $ (70,553,788)
(a)
$ (20,557) $ 19,938 $ 185,705,246 185,612,441 $ 187,575
(b)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 1,126,765 320,198
(a)
— — — 1,446,963 1,446,963 14,572 —
iShares 10-20 Year Treasury
Bond ETF ............ — 19,247,435 (126,327) (857) 32,414 19,152,665 184,604 44,947 —
iShares 20+ Year Treasury
Bond ETF
(c)
.......... 13,986,598 412,755 (15,056,285) (1,116,944) 1,773,876 — — 50,685 —
iShares Core MSCI Emerging
Markets ETF .......... 9,169,362 6,238,317 (127,147) 8,944 216,105 15,505,581 287,300 — —
iShares Core S&P 500 ETF .. 97,185,770 4,061,276 (12,678,452) 3,605,630 (7,571,751) 84,602,473 150,565 264,490 —
iShares Core Total USD Bond
Market ETF .......... 161,188,895 12,451,488 (1,541,131) (2,710) 3,213,390 175,309,932 3,804,469 1,139,409 —
iShares J.P. Morgan USD
Emerging Markets Bond
ETF ................ 6,464,482 2,937,444 (77,733) 3,529 83,945 9,411,667 103,893 71,858 —
iShares MBS ETF ........ 35,769,044 1,640,727 (5,912,006) 313,081 514,839 32,325,685 344,697 243,820 —
iShares MSCI EAFE Growth
ETF ................ 34,405,345 1,241,043 (15,763,343) 1,789,542 (148,987) 21,523,600 215,236 — —
iShares MSCI EAFE Value ETF 34,530,874 1,402,700 (7,418,167) 1,973,796 2,190,905 32,680,108 554,464 — —
iShares MSCI Emerging
Markets ex China ETF ... 16,152,474 701,163 (1,061,964) 126,058 (226,281) 15,691,450 284,833 — —
iShares MSCI USA Momentum
Factor ETF ........... 26,183,243 1,265,527 (254,361) 24,173 (685,381) 26,533,201 131,268 68,752 —
iShares MSCI USA Quality
Factor ETF ........... 66,016,749 12,393,712 (683,992) 218,433 (3,523,674) 74,421,228 435,492 169,539 —
iShares S&P 100 ETF ...... — 12,554,033 (84,226) (4,814) (778,408) 11,686,585 43,151 24,820 —
iShares S&P 500 Growth ETF 50,312,278 2,059,224 (999,755) 148,048 (4,562,761) 46,957,034 505,839 54,418 —
iShares S&P 500 Value ETF . 26,636,350 10,760,558 (316,570) 26,470 (346,594) 36,760,214 192,886 143,015 —
iShares U.S. Infrastructure
ETF
(c)
.............. 6,225,264 143,478 (6,341,614) 1,101,061 (1,128,189) — — — —
iShares U.S. Technology ETF 15,948,491 634,568 (142,310) 71,171 (2,032,275) 14,479,645 103,102 7,755 —
$ 8,264,054 $ (12,958,889) $ 804,193,277 $ 2,485,655 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock 60/40 Target Allocation ETF V.I. Fund
4
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Investment Companies .................................... $ 617,041,068 $ — $ — $ 617,041,068
Short-Term Securities
Money Market Funds ...................................... 187,152,209 — — 187,152,209
$ 804,193,277 $ — $ — $ 804,193,277
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
EAFE Europe, Australasia and Far East
ETF Exchange-Traded Fund
MBS Mortgage-Backed Securities
MSCI Morgan Stanley Capital International